Segments (Details) - Schedule of the financial statements of our balance sheet accounts of the segments - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Verticals and technology [Member]
Segments (Details) - Schedule of the financial statements of our balance sheet accounts of the segments [Line Items]
Assets related to segments	$ 32,478	[1]	$ 40,831	[2]	$ 86,474	[3]
Liabilities related to segments	(12,962)	[4]	(18,406)	[5]	(23,516)	[6]
Comprehensive Platform Service [Member]
Segments (Details) - Schedule of the financial statements of our balance sheet accounts of the segments [Line Items]
Assets related to segments	1,624,159	[7]	1,541,093	[8]
Liabilities related to segments	(905,968)	[9]	(877,353)	[10]
Corporate and Other [Member]
Segments (Details) - Schedule of the financial statements of our balance sheet accounts of the segments [Line Items]
Assets related to segments			79,357		30,756
Liabilities related to segments			(9,689)		(2,620)
Online stock trading [Member]
Segments (Details) - Schedule of the financial statements of our balance sheet accounts of the segments [Line Items]
Assets related to segments	17,655	[11]	21,077	[12]	60,581	[13]
Liabilities related to segments	(3,651)		(3,911)		(3,953)
Consolidated [Member]
Segments (Details) - Schedule of the financial statements of our balance sheet accounts of the segments [Line Items]
Assets related to segments	2,370,811		1,682,358		177,811
Liabilities related to segments	(1,450,519)		(909,359)		(30,089)
Total equity	$ 920,292		$ 772,999		$ 147,722

[1]	Includes $16,245 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.
[2]	Includes $17,009 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.
[3]	Includes $19,292 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.
[4]	Includes $2,784 of deferred tax liability, derived from GFHI All weather and Zhongtong acquisitions.
[5]	Includes $3,125 of deferred tax liability, derived from GFHI All weather and Zhongtong acquisitions.
[6]	Includes $3,728 of deferred tax liability, derived from GFHI acquisition.
[7]	Includes $159,482 of intangible assets and $165,603 goodwill, derived from Tingo Mobile acquisition.
[8]	Includes $167,143 of intangible assets and $81,459 goodwill, derived from Tingo Mobile acquisition.
[9]	Includes $47,952 of deferred tax liability, derived from the Tingo Mobile acquisition and $553,035 redeemable preferred stock series B.
[10]	Includes $50,143 of deferred tax liability, derived from Tingo Mobile acquisition and $553,035 redeemable preferred stock series B.
[11]	Includes $1,225 of intangible assets.
[12]	Includes $1,226 of intangible assets.
[13]	Includes $1,222 of intangible assets.